Goodwill (Tables)	12 Months Ended
Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
RMB
Balance as of August 31, 2019	815,052
Goodwill acquired (Note 4)	702,596
Disposal of subsidiaries	(36,247)

Balance as of August 31, 2020	1,481,401
Goodwill acquired (Note 4)	-
Disposal of subsidiaries	(404,841)
Impairment charges	(1,076,560)

Balance as of August 31, 2021	-
Balance as of August 31, 2021, in US$	-